PROPERTY AND EQUIPMENT, NET	12 Months Ended
May 31, 2024
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 6 –PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consists of the following:

	Estimated Life	May 31, 2024	May 31, 2023
Laboratory equipment	5 years	$88,388	$88,388
Furniture	7 years	11,780	11,780
Computer equipment	3 years	5,176	3,898
Total property and equipment		105,344	104,066
Accumulated depreciation		(64,487)	(44,435)
Property and equipment, net		$40,857	$59,631

Depreciation expense was $20,052 and $20,051 for the years ended May 31, 2024 and 2023, respectively.